Interest and Finance Costs Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Financial Instruments (Abstract)
Interest expense	$ 13,389	$ 14,786	$ 25,176	$ 25,458
Less: Interest capitalized	(301)	(927)	(604)	(1,825)
Interest expense, net	13,088	13,859	24,572	23,633
Interest swap cash settlements non-hedging	1,262	981	4,226	4,372
Bunkers swap cash settlements	(589)	(1,665)	(1,405)	(2,914)
Amortization of loan fees	223	246	455	482
Bank charges	82	106	111	132
Amortization of deferred loss on de-designated financial instruments	367	873	734	1,278
Change in fair value of non-hedging financial instruments	1,678	2,545	(2,284)	(3,613)
Net total	$ 16,111	$ 16,945	$ 26,409	$ 23,370